Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials and supplies	€ 409.7	€ 248.3
Unfinished goods	21.0	84.5
Finished goods	8.9	169.7
Total	€ 439.6	€ 502.5